Accounts receivable, net	6 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
Accounts receivable, net

Note 5 — Accounts receivable, net

Accounts receivable, net consist of the following:

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Accounts receivable	27,669,404	20,975,050	3,079,630
Less: allowance for credit loss	(5,513,270)	(3,183,129)	(467,358)
Accounts receivable, net	22,156,134	17,791,921	2,612,272

The following table summarizes the changes in allowance for credit loss:

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Beginning balance	4,030,967	5,513,270	784,383
Allowance for credit loss	2,306,700	108,423	15,724
Write-off	(51,892)	(1,883,741)	(273,180)
Other changes - Deconsolidation	(772,505)	(554,823)	(80,461)
Exchange rate difference	-	-	20,892
Ending balance	5,513,270	3,183,129	467,358

For the six months ended June 30, 2026, the Company recognized allowance for expected credit loss of RMB 108,423, which was recorded in operating expenses and recognized write-off of RMB 1,883,741. The write-offs mainly related to long-outstanding receivables from prior years that were determined to be unrecoverable and were unrelated to the deregistration of Shenzhen Yushian Technology Co., Ltd.